Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
The changes in operating assets and liabilities for years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Accounts receivable	1,620	5,494	(5,140)
Prepaid expenses	(2,815)	745	(494)
Accounts payable	(2,053)	2,791	2,127
Accrued liabilities	2,449	(1,572)	(1,581)
Unearned revenue and long-term unearned revenue	(1,456)	(3,218)	(562)
Restricted cash	4,249	(10,808)	(2,785)
Advances to and from affiliates	(913)	(9,699)	(23,714)
Other operating assets and liabilities	772	(4,402)	(2,038)
Total	1,853	(20,669)	(34,187)